Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstact]
Schedule of Receivables from Broker-Dealers and Clearing Organizations

As of March 31, 2025 and 2024, receivables from broker-dealers and clearing organizations consisted of the following:

	As of March 31,
	2025	2024
Receivables from broker-dealers and clearing organizations for futures customer accounts	$9,010,040	$3,739,268
Receivables from broker-dealers and clearing organizations for securities customer accounts	251,759	97,425
Receivables from broker-dealers and clearing organizations for securities proprietary trading	2,761,760	166,289
Total assets	$12,023,559	$4,002,982

Schedule of Cost Less Accumulated Depreciation and Impairment Losses

Fixed assets are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The useful lives of fixed assets are as follows:

Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

Schedule of Revenues from Contracts with Customers	The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:
	For the Years Ended March 31,
	2025	2024	2023
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$286,507	$683,186	$718,166
Commission on futures broking from overseas Exchanges	1,543,734	2,709,667	3,593,909
	1,830,241	3,392,853	4,312,075
Trading solution service revenues	805,833	2,728,732	4,396,207
Other service revenues	231,356	278,883	294,083
	$2,867,430	$6,400,468	$9,002,365

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of March 31,
	2025	2024
HKD exchange rate for balance sheet items, except for equity accounts	7.7799	7.8259
AUD exchange rate for balance sheet items, except for equity accounts	0.6236	0.6524
SGD exchange rate for balance sheet items, except for equity accounts	1.3445	1.3475

	For the Years Ended March 31,
	2025	2024	2023
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.7930	7.8246	7.8389
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	0.6524	0.6579	N/A
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3380	1.3447	1.3739